Note 19 - Contingencies	12 Months Ended
Dec. 31, 2013
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
19.	CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

Certain Cold Cathode Fluorescent Lamp Inverter Circuits And Products Containing Same, Investigation No. 337-TA-666. On December 15, 2008, the Company filed a complaint with the United States International Trade Commission (“ITC”) in Washington, D.C. The Company alleged that Monolithic Power Systems, Inc. (“MPS”), Microsemi Corporation (“Microsemi”), AsusTek, LG and BenQ have engaged in unfair acts through the unlicensed importation of certain products with MPS or Microsemi inverter controllers covered by the Company’s patents. The Company sought an order preventing the importation of the products into the United States. On April 20, 2010, the ITC judge issued an initial determination that the products of Microsemi infringed on one of the Company’s patents, but, MPS and AsusTek do not infringe on the Company’s patents; however the full commission ruled that none of the named parties infringed on the Company’s patents. The Company appealed the ruling relating to Microsemi, and both parties settled the matter in December 2011, with the litigation proceeds received by the Company in February 2012. The matter was closed in 2012.

Monolithic Power Systems, Inc. v. O2Micro International Limited, Case No. C 08-4567 CW. On October 1, 2008, MPS filed a complaint in the United States District Court in the Northern District of California for declaratory judgment that certain claims of the Company’s patents are invalid and not infringed. The Company filed counterclaims for patent infringement. The matter was scheduled for trial in July 2010; however the Company dismissed the case in June 2010, and agreed not to assert the patent in dispute for this matter against MPS. MPS moved for costs and attorneys fees. On May 3, 2012, the Court approved MPS’ revised motion and set the final award of $8,419,429 in attorneys’ fees, and two orders of costs for $663,151 and $339,315 and accordingly, the Company recorded approximately $9.4 million of provision for litigation as of December 31, 2012. The Company disagreed with the Court’s ruling, and intended to continue to conduct a vigorous defense. The Company filed an appeal with the United States Court of Appeals for the Federal Circuit (Case No. 12-1221). In August 2012, the Company obtained a supersedeas bond with the Court for $9.55 million to cover the judgment during the appellate process, including prospective interest. A total of $10 million time deposits were pledged for the purpose of issuing the supersedeas bond to the US Court and such amount was recorded as restricted assets as of December 31, 2012. The matter was affirmed on appeal on August 13, 2013, by the United States Court of Appeals, Federal Circuit. The supersedeas bond was released and a Satisfaction of Judgment was filed on November 21, 2013, in the amount of $9,488,926 and the restricted assets were subsequently released in December 2013. The Company appealed the matter before the United States Supreme Court, and said appeal was denied on March 24, 2014, and the matter is now closed.

O2Micro, Inc. v. Texas Instruments Japan Limited. In November 2013, the Company filed a patent infringement suit against Texas Instruments Japan Limited (“Texas Instrument”) in the Civil Division of the Tokyo District Court. The complaint alleges, inter alia, that Texas Instruments’ charging products infringe on the Company’s related Japanese patents. The matter is currently pending.

O2 Holdings Limited v. O2Micro International Ltd., Germany, District of Hamburg. On August 20, 2008, the Regional Court of Hamburg issued a temporary restraining order prohibiting the Company from using the trademark “O2Micro” and “O2Micro Breathing Life into Mobility” in Germany. A hearing was held, and on November 4, 2009, the initial order was upheld, and the Appellate Court upheld the initial ruling in August 2012. The parties settled the case, and the case has been dismissed.

O2Micro (Wuhan) Co Ltd. v. Protek (Shanghai) Ltd., et al., Wuhan Intermediate Court, China. On February 10, 2011, the Company filed a patent infringement action in Wuhan Intermediate Court against ASUS Notebook manufacturer “Protek (Shanghai) Ltd.” and Wuhan Heyonghaoyu Co Ltd., the infringing product retailer. With further evidence, the Company added ChiMei-Innolux Corporation (“ChiMei-Innolux”), Richtek Technology Corporation (“Richtek”) et al. as defendants. The objection to the jurisdiction made by ChiMei-Innolux and Richtek has been rejected by court. The Company and Richtek submitted their respective test scheme in November 2012 and tested respectively in the court on March 16, 2013. The first hearing was held on May 21. 2013.

The Company received $0, $100,000 and $850,000 litigation income in relation to patent litigation cases in the United States for the years ended December 31, 2013, 2012, and 2011, respectively.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may be in various jurisdictions and may involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations. Except for the litigation provision stated above, no other provision for any litigation has been provided as of December 31, 2013 and 2012.